Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000246525
Shareholder Report [Line Items]
Fund Name	Counterpoint Quantitative Equity ETF
Trading Symbol	CPAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 115,550,502
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 304,389
InvestmentCompanyPortfolioTurnover	324.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,550,502
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$304,389
Portfolio Turnover	324%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	1.9%
Energy	4.0%
Materials	8.0%
Consumer Discretionary	9.9%
Health Care	10.1%
Consumer Staples	12.1%
Communications	13.8%
Industrials	14.1%
Technology	25.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
TreeHouse Foods, Inc.	2.1%
AMN Healthcare Services, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Western Digital Corporation	2.1%
Seagate Technology Holdings PLC	2.1%
Vestis Corporation	2.0%
Micron Technology, Inc.	2.0%
Corning, Inc.	2.0%
Aveanna Healthcare Holdings, Inc.	2.0%
Extreme Networks, Inc.	2.0%

C000216396
Shareholder Report [Line Items]
Fund Name	Counterpoint High Yield Trend ETF
Trading Symbol	HYTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 189,026,022
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 410,998
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$189,026,022
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$410,998
Portfolio Turnover	278%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Collateral for Securities Loaned	8.3%
Fixed Income	99.8%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.9%
SPDR Bloomberg High Yield Bond ETF	30.0%
iShares iBoxx $ High Yield Corporate Bond ETF	29.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus, which we expect to be available by February 1, 2026 or upon request at 1-844-509-2775.

Effective October 30, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the NYSE.